INCOME STATEMENT DETAILS (Schedule of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Transmission, communication and content providers	₪ 746		₪ 742		₪ 738
Cost of equipment and accessories	500		543		519
Depreciation and amortization	603		457		477
Wages, employee benefits expenses and car maintenance	312		310		293
Costs of handling, replacing or repairing equipment	71		73		75
Operating lease, rent and overhead expenses	73		184		184
Network and cable maintenance	99		109		97
Internet infrastructure and service providers	173		143		95
IT support, and other operating expenses	57		56		61
Amortization of rights of use	28		47		40
Other	45		36		48
Total cost of revenues	₪ 2,707	[1]	₪ 2,700	[2]	₪ 2,627	[2]

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.